Acquisitions and Other Transactions - Acquisition of Royalty with i-80 Gold Corp. - Nevada, U.S. (Details) - Acquisition of Royalties - Royalty From I80 Gold $ in Millions	Mar. 16, 2026 USD ($)
Acquisitions and Other Transactions
Purchase price	$ 250.0
Percentage of net smelter return on all minerals produced indefinitely	1.50%
Percentage of increased royalty rate	3.00%
Royalty acquisition, Initial upfront payment	$ 225.0
Royalty acquisition, additional contingent payment	25.0
Royalty acquisition, budgeted expenditures	$ 25.0